Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other operating income
Gains on sales of intangible assets and PP&E	kr 115	kr 30	kr 47
Gains on sales of investments and operations	1,119	105	324
Other operating income	1,116	362	783
Total other operating income	2,350	497	1,154
Other operating expenses
Losses on sales of intangible assets and PP&E		(17)	(74)
Losses on sales of investments and operations	(422)	(330)	(130)
Write-down of goodwill		(275)	(12,966)
Other operating expenses	(11,638)	(43)	(115)
Total other operating expenses	kr (12,060)	kr (665)	kr (13,285)